SIGNIFICANT ACCOUNTING POLICIES (Schedule of Losses Reclassified Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	$ 412,457	$ 390,924	$ 326,057
Research and development	3,635	4,164	3,290
Marketing and selling	74,786	81,789	70,343
General and administrative	43,323	45,930	40,181
Total (loss) gain	(24,568)	(27,558)	$ (76,483)
Reclassification of AOCI [Member] | Accumulated losses on derivative instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	(1,246)	914
Research and development	(37)	23
Marketing and selling	(140)	91
General and administrative	(169)	114
Total (loss) gain	$ (1,592)	$ 1,142